SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Accounts receivable, allowances	$ 3,343,000	$ 3,584,000	$ 3,343,000	$ 3,584,000	$ 3,883,000
Reclassification from accounts receivable to a note receivable					1,400,000
Balance of note receivable				600,000	700,000
Inventories [Abstract]
Inventory purchase commitments	50,900,000		50,900,000
Inventory reserves balance	6,200,000		6,200,000	6,500,000	6,300,000
Decrease (increase) in inventory reserve			300,000	200,000
Long Lived Assets [Abstract]
Asset impairment charges					200,000
Debt Issuance Costs [Abstract]
Debt issuance cost net of accumulated amortization	22,700,000		22,700,000	23,600,000	26,500,000
Amortization of debt issuance costs	900,000	1,300,000
Liquidity [Abstract]
Aggregate indebtedness	1,016,256,000		1,016,256,000	964,384,000	961,670,000
Contractual availability under the ABL facility				191,200,000
Borrowing base availability reflecting of ABL borrowings				113,400,000
Additional amount reflecting				15,000,000
Letters of credit and priority payable reserves				6,300,000
Foreign Currency [Abstract]
Gain from foreign currency transactions	(33,000)	68,000		409,000	492,000	510,000
Currency translation	(768,000)	663,000		835,000	(691,000)	1,639,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	5,887,000	5,052,000		5,052,000	5,743,000	4,104,000
Currency translation	(768,000)	663,000		835,000	(691,000)	1,639,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax				5,887,000	5,052,000	5,743,000
Accumulated Other Comprehensive Income (Loss), Minimum Pension Liability Adjustments [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(12,223,000)	(11,120,000)		(11,120,000)	(4,520,000)	(3,780,000)
Minimum pension liability for actuarial loss, net of tax				(1,103,000)	(6,600,000)	(740,000)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax				(12,223,000)	(11,120,000)	(4,520,000)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss)	(6,336,000)	(6,068,000)		(6,068,000)	1,223,000	324,000
Other Comprehensive Income (Loss), Net of Tax				(268,000)	(7,291,000)	899,000
Accumulated Other Comprehensive Income (Loss)	$ (7,104,000)		$ (7,104,000)	$ (6,336,000)	$ (6,068,000)	$ 1,223,000
Earnings (loss) per common share
Common stock, shares outstanding (in shares)	100	100	100	100	100	100